UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period:  04/30/15

Item 1. Schedule of Investments.

Franklin Gold and Precious Metals Fund

Statement of Investments, April 30, 2015 (unaudited)

	Country	Shares/Rights/Warrants	Value
Common Stocks and Other Equity Interests 99.7%
Gold & Diversified Resources 5.1%
[a]Nevsun Resources Ltd., 144A	Canada	7,080,000	$27,926,911
PanAust Ltd.	Australia	5,320,000	7,346,418
Sandfire Resources NL	Australia	1,762,870	6,863,632
			42,136,961
Gold Exploration & Development 22.2%
[a,b,c] Amara Mining PLC, 144A	United Kingdom	52,100,000	12,403,159
[b]Belo Sun Mining Corp.	Canada	6,000,000	994,406
[a,b]Belo Sun Mining Corp., 144A	Canada	3,800,000	629,791
[b,c]Chalice Gold Mines Ltd.	Australia	31,072,008	2,950,660
[b,d]Colossus Minerals Inc., wts., 8/09/15	Canada	2,000,000	—
[b]Continental Gold Ltd.	Canada	3,002,600	5,473,976
[a,b]Gran Colombia Gold Corp., wts., 144A, 8/24/15	Canada	157,040	651
[b,e]Great Basin Gold Ltd., 144A	South Africa	13,185,700	12,526
[b,c]Guyana Goldfields Inc.	Canada	3,353,100	8,669,295
[a,b,c] Guyana Goldfields Inc., 144A	Canada	8,820,000	22,803,729
[b]Imperial Metals Corp.	Canada	1,511,600	16,396,805
[a,b,c] INV Metals Inc., 144A	Canada	3,765,000	530,392
[a,b]Ivanhoe Mines Ltd., 144A	Canada	6,185,000	5,945,390
[b]Ivanhoe Mines Ltd., A	Canada	3,258,400	3,132,168
[a,b]Ivanhoe Mines Ltd., wts., 144A, 12/10/15	Canada	3,600,000	119,329
[b,c]Kula Gold Ltd.	Australia	35,521,219	1,124,389
[b,c]Kula Gold Ltd., wts., 11/28/16	Australia	7,600,000	—
[b,c]Lion One Metals Ltd.	Canada	1,000,000	227,885
[a,b,c] Lion One Metals Ltd., 144A	Canada	2,935,000	668,842
[b,c]Lydian International Ltd.	Canada	4,875,000	2,060,286
[a,b,c] Lydian International Ltd., 144A	Canada	7,750,000	3,275,327
[b]Midas Gold Corp.	Canada	1,967,400	692,890
[a,b]Midas Gold Corp., 144A	Canada	2,330,000	820,592
[b]Midway Gold Corp.	United States	7,832,600	2,526,013
[b]Nautilus Minerals Inc.	Canada	3,711,450	1,445,520
[a,b]Nautilus Minerals Inc., 144A	Canada	11,228,698	4,373,307
[b]Pretium Resources Inc.	Canada	2,264,200	13,040,141
[b,c]Red 5 Ltd.	Australia	91,361,661	7,229,905
[b,c]Romarco Minerals Inc.	Canada	48,580,700	18,317,148
[a,b,c] Romarco Minerals Inc., 144A	Canada	18,517,600	6,981,983
[b,c]RTG Mining Inc.	Australia	1,769,918	850,675
[a,b,c] RTG Mining Inc., 144A	Australia	2,397,790	1,152,450
[b,c]RTG Mining Inc., IDR	Australia	6,026,578	3,004,553
[b,c]RTG Mining Inc., wts., 6/04/17	Australia	116,666	1,934
[b]St. Augustine Gold and Copper Ltd.	Canada	7,636,836	759,412
[a,b]St. Augustine Gold and Copper Ltd., 144A, (CAD Traded)	Canada	16,383,333	1,629,169
[a,b]St. Augustine Gold and Copper Ltd., 144A, (USD Traded)	Canada	10,000,000	994,407
[a,b]St. Augustine Gold and Copper Ltd., wts., 144A, 12/22/16	Canada	5,000,000	—
[a,b]Stornoway Diamond Corp., 144A	Canada	27,500,000	15,496,167
[a,b]Stornoway Diamond Corp., wts., 144A, 7/08/16	Canada	13,750,000	911,539
[b]Torex Gold Resources Inc.	Canada	5,875,000	5,452,662
[a,b]Torex Gold Resources Inc., 144A	Canada	12,750,000	11,833,437
			184,932,910
Long Life Gold Mines 50.7%
Agnico Eagle Mines Ltd. (CAD Traded)	Canada	277,797	8,406,999
Agnico Eagle Mines Ltd. (USD Traded)	Canada	190,000	5,757,000
Alamos Gold Inc.	Canada	2,845,900	19,668,370
[a]Alamos Gold Inc., 144A	Canada	375,000	2,591,672
[b]AngloGold Ashanti Ltd., ADR	South Africa	3,809,823	43,165,295
AuRico Gold Inc.	Canada	579,500	2,021,707
[b]B2Gold Corp.	Canada	22,991,094	36,008,426
Barrick Gold Corp.	Canada	1,801,283	23,452,705
Beadell Resources Ltd.	Australia	26,378,639	4,696,815
Centamin PLC (CAD Traded )	Egypt	10,500,000	10,093,226

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Gold and Precious Metals Fund

Statement of Investments, April 30, 2015 (unaudited) (continued)
Centamin PLC (GBP Traded )	Egypt	994,532	969,964
[a]Centamin PLC, 144A	Egypt	23,945,200	23,017,553
Centerra Gold Inc.	Canada	2,192,600	11,337,745
[a]Centerra Gold Inc., 144A	Canada	2,893,400	14,961,521
[b]Detour Gold Corp.	Canada	1,691,300	17,869,546
Eldorado Gold Corp.	Canada	7,754,000	38,617,394
[b]G-Resources Group Ltd.	Hong Kong	385,769,400	12,692,404
Gold Fields Ltd.	South Africa	427,411	1,950,306
Goldcorp Inc.	Canada	1,988,845	37,449,951
[b]Newcrest Mining Ltd.	Australia	4,133,461	47,266,156
Newmont Mining Corp.	United States	115,614	3,062,615
Osisko Gold Royalties Ltd.	Canada	267,430	3,583,462
Randgold Resources Ltd., ADR	Jersey Islands	511,023	38,924,622
[b]SEMAFO Inc.	Canada	2,010,000	6,179,490
[b]Teranga Gold Corp.	Canada	4,000,000	2,253,988
[b]Teranga Gold Corp., IDR	Canada	1,538,759	913,273
Yamana Gold Inc.	Canada	1,012,330	3,867,281
[a]Yamana Gold Inc., 144A	Canada	330,000	1,260,659
			422,040,145
Medium Life Gold Mines 8.0%
Acacia Mining PLC	United Kingdom	5,957,307	26,433,851
[b]Alacer Gold Corp.	United States	2,079,700	4,704,853
[a,b]Alacer Gold Corp., 144A	United States	1,500,000	3,393,412
[b]China Gold International Resources Corp. Ltd.	Canada	326,100	559,601
[a,b]China Gold International Resources Corp. Ltd., 144A	Canada	598,100	1,001,170
[b]Kinross Gold Corp.	Canada	515,194	1,250,896
[b]New Gold Inc.	Canada	1,110,000	3,725,295
[b]Primero Mining Corp.	Canada	1,430,000	5,273,254
[a,b]Primero Mining Corp., 144A	Canada	2,850,000	10,509,634
[a,b]Primero Mining Corp., wts., 144A, 7/20/15	Canada	1,040,000	25,854
[b,c]St. Barbara Ltd.	Australia	30,228,991	9,449,076
			66,326,896
Platinum & Palladium 9.3%
[b]Anglo American Platinum Ltd.	South Africa	364,656	10,028,768
[b,c]Eastern Platinum Ltd.	Canada	5,577,802	7,950,130
[b]Impala Platinum Holdings Ltd.	South Africa	1,585,000	8,794,082
[b]Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	8,283,550
[b]Northam Platinum Ltd.	South Africa	1,209,019	4,962,918
[b]Northam Platinum Ltd., rts., 5/15/15	South Africa	341,173	6,023
[b,c]Platinum Group Metals Ltd. (CAD Traded)	Canada	36,640,820	16,396,141
[b,c]Platinum Group Metals Ltd. (USD Traded)	Canada	26,000,000	11,700,000
[a,b,c] Platinum Group Metals Ltd., 144A	Canada	10,776,000	4,822,076
[b]Royal Bafokeng Platinum Ltd.	South Africa	919,704	4,004,159
			76,947,847
Silver Mines 4.4%
Fresnillo PLC	Mexico	1,195,000	13,205,706
[b]Hochschild Mining PLC	Peru	2,486,197	3,703,993
[b]MAG Silver Corp.	Canada	755,000	5,242,925
[a,b]MAG Silver Corp., 144A	Canada	240,000	1,666,625
Tahoe Resources Inc.	United States	90,000	1,271,597
[a]Tahoe Resources Inc., 144A	United States	815,000	11,515,020
			36,605,866
Total Common Stocks and Other Equity Interests (Cost $1,068,086,545)			828,990,625
Short Term Investments (Cost $3,927,659) 0.4%
Money Market Funds 0.4%
[b,f] Institutional Fiduciary Trust Money Market Portfolio	United States	3,927,659	3,927,659

Total Investments (Cost $1,072,014,204) 100.1%			832,918,284

Other Assets, less Liabilities (0.1)%			(1,049,552)
Net Assets 100.0%			$831,868,732

Franklin Gold and Precious Metals Fund
Statement of Investments, April 30, 2015 (unaudited) (continued)
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of
Trustees. At April 30, 2015, the aggregate value of these securities was $193,274,294, representing 23.23% of net assets.
b Non-income producing.
c See Note 6 regarding holdings of 5% voting securities.
d Security has been deemed illiquid because it may not be able to be sold within seven days.
e See Note 5 regarding restricted securities.
f Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Currency

CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Gold and Precious Metals Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At April 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,271,357,233

Unrealized appreciation	$132,739,213
Unrealized depreciation	(571,178,162)
Net unrealized appreciation (depreciation)	$(438,438,949)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At April 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
13,185,700	Great Basin Gold Ltd., 144A (Value is 0.00%[a] of Net Assets)	3/26/12	$9,977,073	$12,526

[a]Rounds to less than 0.01% of net assets.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended April 30, 2015, were as shown below.

	Number of					Num ber of
	Shares/					Shares/
	Warrants Held					Warrants Held	Value at
	at Beginning	Gross		Gross		at End of	End of	Investment	Realized
Nam e of Issuer	of Period	Additions Reductions				Period	Period	Incom e	Gain (Loss)
Non-Controlled Affiliates
Amara Mining PLC, 144A	28,000,000	24,100,000		-		52,100,000	$12,403,159	$ -	$-
Banro Corp. (CAD Traded)	7,803,000	-		(7,803,000)		-	-	-	(9,829,386)
Banro Corp. (USD Traded)	673,319	-		(673,319)		-	-	-	(782,670)
Banro Corp., 144A	7,210,000	-		(7,210,000)		-	-	-	(9,057,154)
Chalice Gold Mines Ltd.	31,072,008	-		-		31,072,008	2,950,660	-	-
Eastern Platinum Ltd.	6,298,302	-		(720,500)		5,577,802	7,950,130	-	(1,475,158)
Eastern Platinum Ltd., 144A	743,060	-		(743,060)		-	-	-	(10,730,306)
Guyana Goldfields Inc.	5,077,600	-		(1,724,500)		3,353,100	8,669,295	-	(1,862,433)
Guyana Goldfields Inc., 144A	8,820,000	-		-		8,820,000	22,803,729	-	-
INV Metals Inc., 144A	3,765,000	-		-		3,765,000	530,392	-	-
Kula Gold Ltd.	20,321,219	15,200,000	[a]	-		35,521,219	1,124,389	-	-
Kula Gold Ltd., w ts., 11/28/16	-	7,600,000	[a]	-		7,600,000	-	-	-
Lion One Metals Ltd.	1,000,000	-		-		1,000,000	227,885	-	-
Lion One Metals Ltd., 144A	2,935,000	-		-		2,935,000	668,842	-	-
Lydian International Ltd.	1,975,000	2,900,000	[a]	-		4,875,000	2,060,286	-	-
Lydian International Ltd., 144A	5,950,000	3,500,000		(1,700,000	) [a]	7,750,000	3,275,327	-	-
Platinum Group Metals Ltd. (CAD Traded)	29,686,820	6,954,000		-		36,640,820	16,396,141	-	-
Platinum Group Metals Ltd. (USD Traded)	-	26,000,000		-		26,000,000	11,700,000	-	-
Platinum Group Metals Ltd., 144A	10,776,000	-		-		10,776,000	4,822,076	-	-
Red 5 Ltd.	91,361,661	-		-		91,361,661	7,229,905	-	-
Romarco Minerals Inc.	24,668,400	23,912,300		-		48,580,700	18,317,148	-	-
Romarco Minerals Inc., 144A	18,517,600	-		-		18,517,600	6,981,983	-	-
RTG Mining Inc.	1,769,918	-		-		1,769,918	850,675	-	-
RTG Mining Inc., 144A	2,397,790	-		-		2,397,790	1,152,450	-	-
RTG Mining Inc., IDR	1,399,169	4,627,409		-		6,026,578	3,004,553	-	-
RTG Mining Inc., w ts., 6/04/17	116,666	-		-		116,666	1,934	-	-
St. Barbara Ltd.	29,088,151	1,140,840		-		30,228,991	9,449,076	-	-
Total Affiliated Securities (Value is 17.14% of Net Assets)							$142,570,035	$ -	$(33,737,107)

[a]Gross addition/reduction w as the result of various corporate actions.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Gold Exploration & Development	$184,917,799	$2,585	$12,526	b	$184,932,910
All Other Equity Investments[c]	644,057,715	-	-		644,057,715
Short Term Investments	3,927,659	-	-		3,927,659
Total Investments in Securities	$832,903,173	$2,585	$12,526		$832,918,284

aIncludes common stocks as w ell as other equity investments.
bIncludes securities determined to have no value at April 30, 2015.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 25, 2015

By  /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

 Chief Accounting Officer

Date June 25, 2015